Shareholder Report, Holdings (Details)	Jan. 31, 2025
Aztlan Global Stock Selection DM SMID ETF | Sanwa Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Centrica PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Palomar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Wallenius Wilhelmsen ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | JB Hi-Fi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Clear Secure, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Aztlan Global Stock Selection DM SMID ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Aztlan Global Stock Selection DM SMID ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Aztlan Global Stock Selection DM SMID ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Aztlan Global Stock Selection DM SMID ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Aztlan Global Stock Selection DM SMID ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Aztlan Global Stock Selection DM SMID ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan Global Stock Selection DM SMID ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan Global Stock Selection DM SMID ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Aztlan North America Nearshoring Stock Selection ETF | Corp. Inmobiliaria Vesta SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aztlan North America Nearshoring Stock Selection ETF | Prologis Property Mexico SA de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aztlan North America Nearshoring Stock Selection ETF | Terreno Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Aztlan North America Nearshoring Stock Selection ETF | EastGroup Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Aztlan North America Nearshoring Stock Selection ETF | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Aztlan North America Nearshoring Stock Selection ETF | FIBRA Macquarie Mexico [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aztlan North America Nearshoring Stock Selection ETF | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aztlan North America Nearshoring Stock Selection ETF | RXO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Aztlan North America Nearshoring Stock Selection ETF | LXP Industrial Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aztlan North America Nearshoring Stock Selection ETF | GXO Logistics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Aztlan North America Nearshoring Stock Selection ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Aztlan North America Nearshoring Stock Selection ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Aztlan North America Nearshoring Stock Selection ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Aztlan North America Nearshoring Stock Selection ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Aztlan North America Nearshoring Stock Selection ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%